Average Annual Total Returns{- Fidelity Short-Term Bond Index Fund} - 08.31 Fidelity Short-Term Bond Index Fund PRO-04 - Fidelity Short-Term Bond Index Fund	Fidelity Short-Term Bond Index Fund Return Before Taxes Past 1 year	Fidelity Short-Term Bond Index Fund Return Before Taxes Since Inception		Fidelity Short-Term Bond Index Fund After Taxes on Distributions Past 1 year	Fidelity Short-Term Bond Index Fund After Taxes on Distributions Since Inception		Fidelity Short-Term Bond Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Short-Term Bond Index Fund After Taxes on Distributions and Sales Since Inception		LB087 Past 1 year	LB087 Since Inception
Total	4.95%	2.62%	[1]	3.83%	1.67%	[1]	2.92%	1.59%	[1]	5.01%	2.77%	[1]

[1]	(a)From October 18, 2017